Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	200,000,000	200,000,000
Ordinary shares issued	83,450,266	83,436,484
Ordinary shares outstanding	83,450,266	83,436,484
Preference shares par value	$ 0.01	$ 0.01
Preference shares authorized	20,000,000	20,000,000
Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preference shares issued	1,600,000	1,600,000
Preference shares outstanding	1,600,000	1,600,000
Series C cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preference shares issued	2,300,000	0
Preference shares outstanding	2,300,000	0
Series D cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preference shares issued	3,200,000	0
Preference shares outstanding	3,200,000	0